Summary of significant accounting policies - Revenue recognition (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($) item
Summary of significant accounting policies
Number of business models | item	2				2
Remaining unsatisfied performance obligations	¥ 420,361,656		¥ 287,607,599	¥ 224,461,482	$ 57,589,311
Net revenues	5,871,781,746	$ 804,430,801	4,814,884,030	3,562,950,115
Loan facilitation service
Summary of significant accounting policies
Net revenues	3,102,344,942	425,019,514	2,740,974,233	2,044,343,554
Post-origination service
Summary of significant accounting policies
Net revenues	759,538,640	104,056,367	596,581,987	372,450,606
Financing income
Summary of significant accounting policies
Net revenues	1,372,004,085	187,963,789	1,137,336,454	966,277,466
Guarantee income
Summary of significant accounting policies
Net revenues	201,715,792	27,634,950	24,496,658
Other revenue
Summary of significant accounting policies
Net revenues	436,178,287	59,756,181	315,494,698	179,878,489
Xiaoying Credit Loan [Member]
Summary of significant accounting policies
Contract assets	1,445,702,560		1,213,730,769		$ 198,060,439
Net revenues	5,473,832,269	749,911,945	4,526,228,336	3,396,621,150
Xiaoying Credit Loan [Member] | Loan facilitation service
Summary of significant accounting policies
Net revenues	3,102,344,942	425,019,514	2,740,974,233	2,044,343,554
Xiaoying Credit Loan [Member] | Post-origination service
Summary of significant accounting policies
Net revenues	759,538,640	104,056,367	596,581,987	372,015,426
Xiaoying Credit Loan [Member] | Financing income
Summary of significant accounting policies
Net revenues	1,372,004,085	187,963,789	1,133,314,422	959,446,184
Xiaoying Credit Loan [Member] | Guarantee income
Summary of significant accounting policies
Net revenues	201,715,792	27,634,950	24,496,658
Xiaoying Credit Loan [Member] | Other revenue
Summary of significant accounting policies
Net revenues	38,228,810	5,237,325	30,861,036	20,815,986
Xiaoying Revolving Loan
Summary of significant accounting policies
Net revenues				437,995
Xiaoying Revolving Loan | Loan facilitation service
Summary of significant accounting policies
Net revenues				0
Xiaoying Revolving Loan | Post-origination service
Summary of significant accounting policies
Net revenues				435,180
Xiaoying Revolving Loan | Financing income
Summary of significant accounting policies
Net revenues				2,815
Xiaoying Revolving Loan | Other revenue
Summary of significant accounting policies
Net revenues				0
Xiaoying Housing Loan
Summary of significant accounting policies
Net revenues			1,601,289
Xiaoying Housing Loan | Loan facilitation service
Summary of significant accounting policies
Net revenues			0
Xiaoying Housing Loan | Post-origination service
Summary of significant accounting policies
Net revenues			0
Xiaoying Housing Loan | Financing income
Summary of significant accounting policies
Net revenues			0
Xiaoying Housing Loan | Guarantee income
Summary of significant accounting policies
Net revenues			0
Xiaoying Housing Loan | Other revenue
Summary of significant accounting policies
Net revenues			1,601,289
Other loans
Summary of significant accounting policies
Net revenues			4,022,032	7,036,431
Other loans | Loan facilitation service
Summary of significant accounting policies
Net revenues			0	0
Other loans | Post-origination service
Summary of significant accounting policies
Net revenues			0	0
Other loans | Financing income
Summary of significant accounting policies
Net revenues			4,022,032	6,828,467
Other loans | Guarantee income
Summary of significant accounting policies
Net revenues			0
Other loans | Other revenue
Summary of significant accounting policies
Net revenues			0	207,964
Other service
Summary of significant accounting policies
Net revenues	397,949,477	54,518,856	283,032,373	158,854,539
Other service | Loan facilitation service
Summary of significant accounting policies
Net revenues	0	0	0	0
Other service | Post-origination service
Summary of significant accounting policies
Net revenues	0	0	0	0
Other service | Financing income
Summary of significant accounting policies
Net revenues	0	0	0	0
Other service | Guarantee income
Summary of significant accounting policies
Net revenues	0	0	0
Other service | Other revenue
Summary of significant accounting policies
Net revenues	¥ 397,949,477	$ 54,518,856	¥ 283,032,373	¥ 158,854,539